PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT:
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2015 and December 31, 2014 includes the following:

	December 31, 2015	December 31, 2014

Computers and equipment	$2,000	$-
Furniture and workstations	1,700	-
	3,700	-
Less: Accumulated depreciation	(1,773)	(-)
Net property and equipment	$1,927	$-

For the twelve months ended December 31, 2015 and for the period December 15, 2014 (inception) through December 31, 2014 we recognized $1,773 and none in depreciation expense, respectively. The acquired assets were placed in service on January 15th, 2015 (see Note 3 - Intangible Assets). We are depreciating these assets over a period of twenty-four (24) months which has been deemed their useful life.